COMMITMENTS AND CONTINGENCIES - Minimum Guarantee Liability (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Accrued royalties	$ 150 [1]	$ 100	[1]	$ 1,100
Minimum guarantee liability	250	300		500
Total minimum guarantee obligations	$ 400	$ 400		$ 1,600
Weighted-average remaining term (in years)	2 years 3 months	2 years 6 months		3 years 6 months 11 days

[1]	Accrued royalties are included within the Accrued liabilities line item on the Consolidated Balance Sheets.